Parent Company Only Financial Information (Condensed Statements Of Income) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income:
Gain on conversion rate adjustment of Morgan Stanley's convertible preferred stock		¥ 139,320
Foreign exchange gains (losses)-net	(38,955)	34,302	260,683
Expense:
Income (loss) before income tax expense (benefit)	1,415,871	849,942	821,812
Income tax expense (benefit)	296,020	429,191	433,625
Net income attributable to Mitsubishi UFJ Financial Group	1,069,124	416,231	452,645
MUFG [Member]
Income:
Dividends from subsidiaries and affiliated companies	220,050	270,923	341,687
Dividends from Morgan Stanley			71,216	[1]
Gain on conversion rate adjustment of Morgan Stanley's convertible preferred stock		139,320
Management fees from subsidiaries	17,154	16,708	16,510
Interest income	77	99	102
Foreign exchange gains (losses)-net	(59,375)	32,237	93,310
Other income	634	5,614	1,923
Total income	178,540	464,901	524,748
Expense:
Operating expenses	15,952	14,515	13,981
Interest expense to subsidiaries and affiliated companies	30,501	37,905	42,752
Interest expense	1,122	1,196	2,856
Other expense	2,620	923	934
Total expense	50,195	54,539	60,523
Equity in undistributed net income of subsidiaries and affiliated companies-net	937,673	55,139	52,751
Income (loss) before income tax expense (benefit)	1,066,018	465,501	516,976
Income tax expense (benefit)	(3,106)	49,270	64,331
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,069,124	¥ 416,231	¥ 452,645

[1]	Dividends from Morgan Stanley for the fiscal year ended March 31, 2012 and 2013 are included in Dividends from subsidiaries and affiliated companies since Morgan Stanley became an affiliated company on June 30, 2011. See Note 2 for more information.